Earnings Per Share Attributable To Ordinary Equity Holders of The Parent (Tables)	12 Months Ended
Dec. 31, 2020
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Summary of Basic and diluted earnings per share
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2018	2019	2020
Basic earnings per share:
Numerator:

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	—	69,906,757	249,206,548

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	468,061,079	868,366,128	810,766,722

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	—	16,112,737	57,474,495

Weighted average number of Class B ordinary shares outstanding—basic	200,000,001	200,148,822	186,987,093

Basic earnings per share (HK$) Class A	—	4.34	4.34

Basic earnings per share (HK$) Class B	2.34	4.34	4.34

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	—	69,906,757	248,629,790

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	468,061,079	868,366,128	810,766,722

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	—	16,117,254	58,966,142
Weighted average number of Class B ordinary shares outstanding—diluted	200,000,001	200,204,936	186,987,093

Diluted earnings per share (HK$) Class A	—	4.34	4.22

Diluted earnings per share (HK$) Class B	2.34	4.34	4.34

Summary of weighted average shares

	Number of shares
	For the year ended December 31,
	2018	2019	2020
Shares:

Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	—	16,112,737	57,474,495
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	864	—
Convertible bond	—	3,653	1,491,647

	—	16,117,254	58,966,142

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	200,000,001	200,148,822	186,987,093
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	10,728	—
Convertible bond	—	45,386	—

	200,000,001	200,204,936	186,987,093